Borrowings And Debentures - Details Of Borrowings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 331,187,528	₩ 341,468,024
Total	34,183,267	30,117,031
Present value discount
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ (1,359)	₩ (4,367)
Borrowings from The BOK | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.50%
Borrowings from The BOK | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 1,845,239	₩ 1,981,928
Lenders	The BOK	The BOK
Borrowings from government funds | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Borrowings from government funds | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%	3.50%
Borrowings from government funds | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 2,195,534	₩ 2,165,257
Lenders	Small Enterprise and Market Service and others	Small Enterprise and Market Service and others
Others | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Others | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.60%	5.60%
Others | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 8,378,570	₩ 7,955,941
Lenders	The Korea Development Bank and others	The Korea Development Bank and others
Borrowings in local currency
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 12,419,343	₩ 12,103,126
Borrowings in foreign currencies
Disclosure of detailed information about borrowings [line items]
Lenders	The Export-Import Bank of Korea and others	The Export-Import Bank of Korea and others
Borrowings in foreign currencies | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.80%	0.00%
Borrowings in foreign currencies | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	12.00%
Borrowings in foreign currencies | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 13,071,842	₩ 15,081,035
Bills sold | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Bills sold | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%	2.70%
Bills sold | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 1,033	₩ 3,690
Lenders	Others	Others
Call money | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.70%	1.70%
Call money | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	4.90%
Call money | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 2,013,940	₩ 1,402,780
Lenders	Bank and others	Bank and others
Bonds sold under repurchase agreements | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%
Bonds sold under repurchase agreements | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	14.90%	12.20%
Bonds sold under repurchase agreements | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 6,678,468	₩ 1,530,767
Lenders	Other financial institutions	Other financial institutions